Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2013
Prospectus Date	rr_ProspectusDate	Aug. 21, 2013